TRANSFERS OF FINANCIAL ASSETS (Details Textual) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 843,075	$ 629,121
Pledged in money market operations [Member]
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	813,783	629,121
Debt securities available for sale [Member] | Pledged in money market operations [Member]
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,878,772	4,634,984
Trading debt securities [Member] | Pledged in money market operations [Member]
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 843,075	$ 629,121